Condensed Consolidated Income Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit (loss) [abstract]
Interest and similar income	£ 5,918	£ 6,414
Interest expense and similar charges	(3,703)	(4,309)
Net interest income	2,215	2,105
Fee and commission income	362	368
Fee and commission expense	(221)	(243)
Net fee and commission income	141	125
Other operating income	31	71
Total operating income/(expense)	2,387	2,301
Operating expenses before credit impairment charges, provisions and charges	(1,269)	(1,294)
Credit impairment charges	(105)	(60)
Provisions for other liabilities and charges	(249)	(143)
Total credit impairment charges, provisions and charges	(354)	(203)
Profit before tax	764	804
Tax on profit	(196)	(207)
Profit after tax attributable to equity holders of the parent	£ 568	£ 597